Income Taxes (Provision For Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current	$ (34)	$ 243	$ (191)
Deferred	(2,811)	960	(57)
Income Tax Expense (Benefit)	(2,845)	1,203	(248)
Canada [Member]
Current	(25)	249	(152)
Deferred	(316)	713	(106)
United States [Member]
Current	(17)	(21)	(64)
Deferred	(2,495)	246	52
Other [Member]
Current	$ 8	15	25
Deferred		$ 1	$ (3)